Accounts Receivable from The State of Minas Gerais - Additional Information (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of accounts receivables [abstract]
Payment description from Minas Gerais state government	12 consecutive monthly installments
Retention amount	R$ 8
Amounts Received from Minas Gerais state government	46
Retained dividends	8
Remaining amounts receivable from recognized in non current assets	R$ 246